Convertible Note Payable (Details)							1 Months Ended	12 Months Ended
	Dec. 15, 2024 USD ($) $ / shares shares	Jun. 05, 2024 USD ($) $ / shares shares	Mar. 07, 2024 USD ($) $ / shares shares	Oct. 09, 2023 USD ($) $ / shares shares	Jul. 06, 2023 USD ($) $ / shares shares	May 23, 2023 USD ($) $ / shares shares	Oct. 28, 2024 shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Nov. 18, 2024 shares
Convertible Note Payable [Line Items]
Issuance of common stock (in Shares) | shares						5,000
Purchase of warrants (in Shares) | shares				2,917		9,000
Original issue discount								$ 5,800,000	$ 5,800,000
Warrant exercise price (in Dollars per share) | $ / shares			$ 30	$ 27
Fair value of warrants								$ (374,365)	(188,374)
Conversion price per share (in Dollars per share) | $ / shares					$ 22.5			$ 0.0001
Common stock shares outstanding (in Shares) | shares			7,000
Amortization of debt discount								$ 1,291,814	437,453
Interest expense related to convertible note payable								325,486	$ 167,058
Warrant [Member]
Convertible Note Payable [Line Items]
Purchase of warrants (in Shares) | shares				12,834	222
Warrant exercise price (in Dollars per share) | $ / shares				$ 37.5	$ 67.5
Fair value warrants (in Shares) | shares									9,000
Fair value of warrants			$ 9,450	$ 7,560	$ 3,000	$ 9,000		$ 2,880	$ 14,805
Warrant exercise price (in Dollars per share) | $ / shares			$ 30	$ 37.5	$ 67.5	$ 67.5
Pre Funded Warrants [Member]
Convertible Note Payable [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares	$ 0.01
Fair value warrants (in Shares) | shares								150,000
May 2023 Convertible Note [Member]
Convertible Note Payable [Line Items]
Aggregate principal amount						$ 1,500,000
Issuance of common stock (in Shares) | shares						5,000
Common stock per share (in Dollars per share) | $ / shares						$ 67.5
Floor price (in Dollars per share) | $ / shares						$ 22.5
Purchase price payment						$ 1,425,000
Original issue discount						75,000
Debt issuance costs								$ 175,162
Debt discount								$ 349,654
May 2023 Convertible Note [Member] | Warrant [Member]
Convertible Note Payable [Line Items]
Fair value warrants (in Shares) | shares								667
Fair value of warrants						$ 9,000
Warrant exercise price (in Dollars per share) | $ / shares						$ 67.5
July 2023 Convertible Note [Member]
Convertible Note Payable [Line Items]
Aggregate principal amount					$ 500,000
Debt issuance costs					$ 74,204
Fair value warrants (in Shares) | shares					5,122
Debt discount								$ 89,191
Percentage promissory notes					13.00%
Price per share (in Dollars per share) | $ / shares					$ 67.5
Conversion price per share (in Dollars per share) | $ / shares					$ 67.5
July 2023 Convertible Note [Member] | Warrant [Member]
Convertible Note Payable [Line Items]
Issuance of common stock (in Shares) | shares					1,667
Fair value warrants (in Shares) | shares					222
Fair value of warrants					$ 3,000
Warrant exercise price (in Dollars per share) | $ / shares					$ 67.5
July 2023 Convertible Note [Member] | First Warrant [Member]
Convertible Note Payable [Line Items]
Purchase warrant (in Shares) | shares					2,778
July 2023 Convertible Note [Member] | Second Warrant [Member]
Convertible Note Payable [Line Items]
Purchase warrant (in Shares) | shares					2,344
October 2023 Convertible Note [Member]
Convertible Note Payable [Line Items]
Aggregate principal amount				$ 700,000
Issuance of common stock (in Shares) | shares				4,666
Common stock per share (in Dollars per share) | $ / shares				$ 22.5
Debt issuance costs				$ 95,349
Fair value of warrants				$ 7,560
Warrant exercise price (in Dollars per share) | $ / shares				$ 37.5
Debt discount								128,748
Percentage promissory notes				13.00%
October 2023 Convertible Note [Member] | Warrant [Member]
Convertible Note Payable [Line Items]
Purchase of warrants (in Shares) | shares				2,333
Fair value warrants (in Shares) | shares				560
October 2023 Convertible Note [Member] | First Warrant [Member]
Convertible Note Payable [Line Items]
Purchase of warrants (in Shares) | shares				3,500
Warrant exercise price (in Dollars per share) | $ / shares				$ 37.5
October 2023 Convertible Note [Member] | Second Warrant [Member]
Convertible Note Payable [Line Items]
Purchase of warrants (in Shares) | shares				2,917
Warrant exercise price (in Dollars per share) | $ / shares				$ 27
March 2024 Convertible Note [Member]
Convertible Note Payable [Line Items]
Aggregate principal amount			$ 700,000
Issuance of common stock (in Shares) | shares			7,000
Common stock per share (in Dollars per share) | $ / shares			$ 15
Debt issuance costs			$ 74,379
Fair value warrants (in Shares) | shares			700
Debt discount			$ 35,000
Percentage promissory notes			13.00%
Purchase warrant (in Shares) | shares			8,077
Trading price (in Dollars per share) | $ / shares			$ 15
Purchase price			$ 665,000
March 2024 Convertible Note [Member] | Warrant [Member]
Convertible Note Payable [Line Items]
Fair value warrants (in Shares) | shares			16,827
Fair value of warrants			$ 9,450
Warrant exercise price (in Dollars per share) | $ / shares			$ 30
March 2024 Convertible Note [Member] | First Warrant [Member]
Convertible Note Payable [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares			$ 30
Purchase warrant (in Shares) | shares			8,750
March 2024 Convertible Note [Member] | Second Warrant [Member]
Convertible Note Payable [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares			$ 19.5
June 2024 Convertible Note [Member]
Convertible Note Payable [Line Items]
Aggregate principal amount		$ 2,845,000
Issuance of common stock (in Shares) | shares		26,800
Purchase of warrants (in Shares) | shares		146,667
Purchase price payment		$ 2,702,750
Warrant exercise price (in Dollars per share) | $ / shares		$ 7.5
Debt issuance costs								224,221
Warrant exercise price (in Dollars per share) | $ / shares	$ 0.01
Debt discount		$ 142,250						838,990
Percentage promissory notes		13.00%
Conversion price increase (in Dollars per share) | $ / shares		$ 11.25
Conversion price decrease (in Dollars per share) | $ / shares		$ 11.25
Proceeds from convertible debt								881,210
Finder’s fee								120,000
Lender's costs related to financing								$ 40,000
June 2024 Convertible Note [Member] | Warrant [Member]
Convertible Note Payable [Line Items]
Purchase of warrants (in Shares) | shares		72,000
Warrant exercise price (in Dollars per share) | $ / shares		$ 9.75
Fair value warrants (in Shares) | shares		80,000						5,333
June 2024 Convertible Note [Member] | First Warrant [Member]
Convertible Note Payable [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares		$ 9.75
Purchase warrant (in Shares) | shares		66,667
June 2024 Convertible Note [Member] | Second Warrant [Member]
Convertible Note Payable [Line Items]
Issuance of common stock (in Shares) | shares		26,800
Warrant exercise price (in Dollars per share) | $ / shares		$ 7.5
Purchase warrant (in Shares) | shares		80,000
Waiver Fee [Member]
Convertible Note Payable [Line Items]
Fee amount	$ 838,794
Senior Secured Promissory Notes [Member] | May 2023 Convertible Note [Member]
Convertible Note Payable [Line Items]
Percentage of secured promissory notes						13.00%
Aggregate principal amount						$ 1,500,000
Other Trading [Member]
Convertible Note Payable [Line Items]
Common stock per share (in Dollars per share) | $ / shares						$ 67.5
Trading price (in Dollars per share) | $ / shares				$ 22.5
Common Stock [Member]
Convertible Note Payable [Line Items]
Issuance of common stock (in Shares) | shares							206,033	33,800	11,333
Purchase of warrants (in Shares) | shares										6,278
Common Stock [Member] | Warrant [Member]
Convertible Note Payable [Line Items]
Purchase of warrants (in Shares) | shares	150,000
Common Stock [Member] | First Warrant [Member]
Convertible Note Payable [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares					$ 67.5
Common Stock [Member] | Second Warrant [Member]
Convertible Note Payable [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares					$ 48
Measurement Input, Share Price [Member] | May 2023 Convertible Note [Member]
Convertible Note Payable [Line Items]
Warrant measurement input						29.4
Measurement Input, Share Price [Member] | July 2023 Convertible Note [Member]
Convertible Note Payable [Line Items]
Warrant measurement input					21.3
Measurement Input, Share Price [Member] | October 2023 Convertible Note [Member]
Convertible Note Payable [Line Items]
Warrant measurement input				11.55
Measurement Input, Share Price [Member] | June 2024 Convertible Note [Member]
Convertible Note Payable [Line Items]
Warrant measurement input		10.39
Measurement Input, Price Volatility [Member] | May 2023 Convertible Note [Member]
Convertible Note Payable [Line Items]
Warrant measurement input						88.8
Measurement Input, Price Volatility [Member] | July 2023 Convertible Note [Member]
Convertible Note Payable [Line Items]
Warrant measurement input					88.52
Measurement Input, Price Volatility [Member] | October 2023 Convertible Note [Member]
Convertible Note Payable [Line Items]
Warrant measurement input				89.7
Measurement Input, Price Volatility [Member] | June 2024 Convertible Note [Member]
Convertible Note Payable [Line Items]
Warrant measurement input		85.72
Measurement Input, Risk Free Interest Rate [Member] | May 2023 Convertible Note [Member]
Convertible Note Payable [Line Items]
Warrant measurement input						3.76
Measurement Input, Risk Free Interest Rate [Member] | July 2023 Convertible Note [Member]
Convertible Note Payable [Line Items]
Warrant measurement input					4.37
Measurement Input, Risk Free Interest Rate [Member] | October 2023 Convertible Note [Member]
Convertible Note Payable [Line Items]
Warrant measurement input				4.75
Measurement Input, Risk Free Interest Rate [Member] | June 2024 Convertible Note [Member]
Convertible Note Payable [Line Items]
Warrant measurement input		4.31
Measurement Input, Expected Dividend Rate [Member] | May 2023 Convertible Note [Member]
Convertible Note Payable [Line Items]
Warrant measurement input						0
Measurement Input, Expected Term [Member] | May 2023 Convertible Note [Member]
Convertible Note Payable [Line Items]
Warrant measurement input						5
Measurement Input, Expected Term [Member] | July 2023 Convertible Note [Member]
Convertible Note Payable [Line Items]
Warrant measurement input					5
Measurement Input, Expected Term [Member] | October 2023 Convertible Note [Member]
Convertible Note Payable [Line Items]
Warrant measurement input				5
Measurement Input, Expected Term [Member] | June 2024 Convertible Note [Member]
Convertible Note Payable [Line Items]
Warrant measurement input		5
Measurement Input, Discount Rate [Member] | July 2023 Convertible Note [Member]
Convertible Note Payable [Line Items]
Warrant measurement input					0
Measurement Input, Discount Rate [Member] | October 2023 Convertible Note [Member]
Convertible Note Payable [Line Items]
Warrant measurement input				0
Measurement Input, Discount Rate [Member] | June 2024 Convertible Note [Member]
Convertible Note Payable [Line Items]
Warrant measurement input		0
Mast Hill Fund, L.P. [Member] | Warrant [Member]
Convertible Note Payable [Line Items]
Purchase of warrants (in Shares) | shares						15,366
Mast Hill Fund, L.P. [Member] | First Warrant [Member]
Convertible Note Payable [Line Items]
Purchase of warrants (in Shares) | shares						8,333
Warrant exercise price (in Dollars per share) | $ / shares						$ 67.5
Mast Hill Fund, L.P. [Member] | Second Warrant [Member]
Convertible Note Payable [Line Items]
Purchase of warrants (in Shares) | shares						7,033
Warrant exercise price (in Dollars per share) | $ / shares						$ 48
FirstFire [Member]
Convertible Note Payable [Line Items]
Purchase price payment					$ 475,000
Fair value warrants (in Shares) | shares					3,000
Debt discount					$ 25,000
FirstFire [Member] | Warrant [Member]
Convertible Note Payable [Line Items]
Purchase price payment				$ 332,500
Fair value warrants (in Shares) | shares								222
Fair value of warrants								$ 94
FirstFire [Member] | July 2023 Convertible Note [Member]
Convertible Note Payable [Line Items]
Original issue discount					$ 500,000
FirstFire [Member] | October 2023 Convertible Note [Member]
Convertible Note Payable [Line Items]
Aggregate principal amount				350,000
Debt discount				$ 17,500
FirstFire [Member] | October 2023 Convertible Note [Member] | Warrant [Member]
Convertible Note Payable [Line Items]
Purchase of warrants (in Shares) | shares				3,500
FirstFire [Member] | June 2024 Convertible Note [Member]
Convertible Note Payable [Line Items]
Payments for previously issued notes								454,673
Mast Hill [Member]
Convertible Note Payable [Line Items]
Issuance of common stock (in Shares) | shares				2,333
Mast Hill [Member] | Warrant [Member]
Convertible Note Payable [Line Items]
Fair value warrants (in Shares) | shares		152,000
Mast Hill [Member] | Pre Funded Warrants [Member]
Convertible Note Payable [Line Items]
Fair value warrants (in Shares) | shares	150,000
Mast Hill [Member] | October 2023 Convertible Note [Member]
Convertible Note Payable [Line Items]
Debt discount				$ 17,500
Mast Hill [Member] | October 2023 Convertible Note [Member] | Warrant [Member]
Convertible Note Payable [Line Items]
Aggregate principal amount				350,000
Purchase price payment				$ 332,500
Mast Hill [Member] | March 2024 Convertible Note [Member]
Convertible Note Payable [Line Items]
Debt discount								97,374
Mast Hill [Member] | June 2024 Convertible Note [Member]
Convertible Note Payable [Line Items]
Payments for previously issued notes								$ 1,206,867
Mast Hill [Member] | Waiver Fee [Member]
Convertible Note Payable [Line Items]
Fee amount	$ 150,000
Mast Hill [Member] | Measurement Input, Share Price [Member] | March 2024 Convertible Note [Member]
Convertible Note Payable [Line Items]
Warrant measurement input			6
Mast Hill [Member] | Measurement Input, Price Volatility [Member] | March 2024 Convertible Note [Member]
Convertible Note Payable [Line Items]
Warrant measurement input			85.24
Mast Hill [Member] | Measurement Input, Risk Free Interest Rate [Member] | March 2024 Convertible Note [Member]
Convertible Note Payable [Line Items]
Warrant measurement input			4.07
Mast Hill [Member] | Measurement Input, Expected Term [Member] | March 2024 Convertible Note [Member]
Convertible Note Payable [Line Items]
Warrant measurement input			5
Mast Hill [Member] | Measurement Input, Discount Rate [Member] | March 2024 Convertible Note [Member]
Convertible Note Payable [Line Items]
Warrant measurement input			0
Common Stock [Member] | July 2023 Convertible Note [Member]
Convertible Note Payable [Line Items]
Issuance of common stock (in Shares) | shares					1,667